Capital structure and financial items - Borrowings - Contractual undiscounted cashflows (Details) - DKK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	kr 4,629	kr 4,037
Lease liabilities	4,129	3,672
Leases, non-current liabilities	3,307	2,897
Leases, current liabilities	822	775
Bonds issued, undiscounted cash flows	9,654
Bonds issued	9,654
Non-current portion of non-current bonds issued	9,654
Current bonds issued and current portion of non-current bonds issued	0
Gross loan commitments	12,503	5,577
Loans received	12,503	5,577
Non-current portion of non-current loans received	0	0
Current loans received and current portion of non-current loans received	12,503	5,577
Total, Contractual discounted cashflows included in the balance sheet at the end of the year	26,645	10,356	kr 4,483
Non-current portion of non-current borrowings	12,961	2,897
Current borrowings	13,684	7,459
Total, undiscounted cash flow	27,145	10,721
Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	946	855
Bonds issued, undiscounted cash flows	0
Gross loan commitments	12,503	5,577
Total, undiscounted cash flow	13,808	7,539
1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	1,475	1,247
Bonds issued, undiscounted cash flows	4,854
Gross loan commitments	0	0
Total, undiscounted cash flow	6,329	1,247
3-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	942	694
Bonds issued, undiscounted cash flows	0
Gross loan commitments	0	0
Total, undiscounted cash flow	942	694
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	1,266	1,241
Bonds issued, undiscounted cash flows	4,800
Gross loan commitments	0	0
Total, undiscounted cash flow	6,066	1,241
Bank overdrafts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	359	1,107
Total, Contractual discounted cashflows included in the balance sheet at the end of the year	359	1,107
Non-current portion of non-current borrowings	0	0
Current borrowings	359	1,107
Bank overdrafts | Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	359	1,107
Bank overdrafts | 1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	0	0
Bank overdrafts | 3-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	0	0
Bank overdrafts | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	kr 0	kr 0